Portfolio of Investments (unaudited)
As of December 31, 2024
abrdn World Healthcare Fund

	Shares or Principal Amount	Value
NON-CONVERTIBLE NOTES—17.6%
GERMANY—0.9%
EMD Finance LLC, 3.25%, 03/19/2025(a)	$ 4,000,000	$ 3,987,126
REPUBLIC OF IRELAND—0.0%
Endo Design LLC, 9.50%, 07/31/2027(a)	516,000	–
UNITED KINGDOM—1.4%
AstraZeneca PLC, 3.38%, 11/16/2025	5,000,000	4,950,868
GlaxoSmithKline Capital PLC, 3.38%, 06/01/2029	1,000,000	945,599
		5,896,467
UNITED STATES—15.3%
Abbott Laboratories, 4.75%, 11/30/2036	5,652,000	5,460,093
AbbVie, Inc., 4.45%, 05/14/2046	1,705,000	1,449,316
AbbVie, Inc., 4.50%, 05/14/2035	3,200,000	2,996,731
Amgen, Inc., 2.00%, 01/15/2032	1,555,000	1,262,590
Baxalta, Inc., 4.00%, 06/23/2025	831,000	828,174
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	1,400,000	1,321,441
Cigna Group, 2.38%, 03/15/2031	3,200,000	2,709,700
CVS Health Corp., 1.88%, 02/28/2031	2,448,000	1,973,404
DH Europe Finance II SARL, 3.25%, 11/15/2039	985,000	767,316
Elevance Health, Inc., 2.55%, 03/15/2031	3,200,000	2,745,711
HCA, Inc., 5.25%, 04/15/2025	600,000	600,592
HCA, Inc., 5.38%, 02/01/2025	1,250,000	1,250,231
IQVIA, Inc., 5.00%, 05/15/2027(a)	710,000	696,668
Johnson & Johnson, 2.45%, 03/01/2026	4,300,000	4,203,815
Johnson & Johnson, 2.90%, 01/15/2028	1,400,000	1,339,616
Johnson & Johnson, 3.70%, 03/01/2046	5,470,000	4,324,191
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	1,400,000	1,398,489
Mallinckrodt CB LLC, 10.00%, 06/15/2029(a),(b)	997,897	–
Medtronic, Inc., 4.38%, 03/15/2035	1,675,000	1,572,081
Merck & Co., Inc., 2.75%, 02/10/2025	1,463,000	1,460,214
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(a),(c),(d)	193,000	–
Pfizer, Inc., 3.45%, 03/15/2029	5,300,000	5,052,268
Pfizer, Inc., 4.00%, 12/15/2036	1,800,000	1,604,634
Roche Holdings, Inc., 2.08%, 12/13/2031(a)	3,600,000	2,985,835
Sanofi SA, 3.63%, 06/19/2028	2,600,000	2,519,786
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	35,000	34,200
Thermo Fisher Scientific, Inc., 5.40%, 08/10/2043	3,500,000	3,440,827
UnitedHealth Group, Inc., 3.88%, 12/15/2028	2,560,000	2,475,602
UnitedHealth Group, Inc., 4.20%, 05/15/2032	6,060,000	5,710,266
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/2035	5,000,000	4,486,249
		66,670,040
Total Non-Convertible Notes		76,553,633
	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS(b),(e),(f)—2.3%
FRANCE—0.2%
Flamingo Therapeutics, Inc. Series A3	136,337	$ 664,420
IRELAND—0.0%
Priothera Co. Ltd. Series A, 6.00%	194,134	20
UNITED STATES—2.1%
Endeavor Biomedicines, Inc. Series B, 8.00%	424,079	2,766,946
Endeavor Biomedicines, Inc. Series C	78,308	510,928
Engrail Therapeutics, Inc. Series B	897,073	950,000
IO Light Holdings, Inc. Series A2	101,839	10
Radiant Biotherapeutics, Inc. (g)	1,147,236	4,999,999
		9,227,883
Total Convertible Preferred Stocks		9,892,323
COMMON STOCKS—104.2%
CANADA—0.0%
Fusion Pharmaceuticals, Inc. CVR(b),(e),(f)	3,689	5,091
CHINA(e)—0.2%
BeiGene Ltd., ADR	5,529	1,021,261
I-Mab, ADR	38,848	33,021
		1,054,282
DENMARK—5.1%
Novo Nordisk AS, ADR	259,899	22,356,512
FRANCE(e)—0.8%
Abivax SA	37,000	263,849
Abivax SA, ADR	424,181	3,105,005
		3,368,854
GERMANY—3.0%
Bayer AG	173,684	3,469,329
BioNTech SE, ADR(e)	72,420	8,252,259
Immatics NV(e)	197,236	1,402,348
		13,123,936
ISRAEL—1.3%
Teva Pharmaceutical Industries Ltd., ADR(e)	261,006	5,752,572
JAPAN—1.8%
Astellas Pharma, Inc.	44,419	431,341
Daiichi Sankyo Co. Ltd.	54,075	1,479,667
Eisai Co. Ltd.	6,830	185,978
Hoya Corp.	9,682	1,201,597
M3, Inc.	7,436	64,432
Olympus Corp.	28,940	432,081
Ono Pharmaceutical Co. Ltd.	11,330	117,962
Otsuka Holdings Co. Ltd.	20,808	1,131,953
Shionogi & Co. Ltd.	23,121	324,276
Takeda Pharmaceutical Co. Ltd.	9,600	254,134
Takeda Pharmaceutical Co. Ltd., ADR	105,073	1,391,167
Terumo Corp.	34,576	667,515
		7,682,103
NETHERLANDS(e)—3.8%
Argenx SE, ADR	7,965	4,898,475
Koninklijke Philips NV	76,112	1,927,156
Newamsterdam Pharma Co. NV	179,060	4,601,842
uniQure NV	298,328	5,268,472
		16,695,945

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of December 31, 2024
abrdn World Healthcare Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
SWITZERLAND—2.2%
Lonza Group AG	9,472	$ 5,590,738
Oculis Holding AG(e)	204,305	3,471,142
Sandoz Group AG, ADR	7,614	308,367
		9,370,247
UNITED KINGDOM—6.2%
AstraZeneca PLC, ADR	319,069	20,905,401
Oxford Biomedica PLC(e)	540,059	2,839,619
Smith & Nephew PLC, ADR	141,208	3,470,893
		27,215,913
UNITED STATES—79.8%
Abbott Laboratories	136,969	15,492,564
AbbVie, Inc.	103,956	18,472,981
Amgen, Inc.	28,860	7,522,070
Ardelyx, Inc.(e)	409,796	2,077,666
Avantor, Inc.(e)	75,871	1,598,602
Becton Dickinson & Co.	36,420	8,262,605
Biogen, Inc.(e)	32,185	4,921,730
Boston Scientific Corp.(e)	70,494	6,296,524
Bristol-Myers Squibb Co.	164,726	9,316,903
Community Health Systems, Inc.(e)	8,700	26,013
Community Healthcare Trust, Inc., REIT	14,900	286,229
CSL Ltd.	30,845	5,380,934
Danaher Corp.	37,180	8,534,669
Dexcom, Inc.(e)	42,492	3,304,603
Diversified Healthcare Trust, REIT	63,841	146,834
Elevance Health, Inc.	21,194	7,818,467
Eli Lilly & Co.	32,180	24,842,960
Endo, Inc.(e)	2,605	65,828
Exact Sciences Corp.(e)	20,508	1,152,344
Galera Therapeutics, Inc.(e)	161,709	7,406
Gilead Sciences, Inc.	52,973	4,893,116
Global Medical REIT, Inc.	143,229	1,105,728
GRAIL, Inc.(e)	37,019	660,789
Guardant Health, Inc.(e)	64,015	1,955,658
HCA Healthcare, Inc.	14,382	4,316,757
Healthcare Realty Trust, Inc., REIT	149,567	2,535,161
Healthpeak Properties, Inc., REIT	279,943	5,674,445
Humana, Inc.	7,418	1,882,021
IDEXX Laboratories, Inc.(e)	5,148	2,128,389
Insulet Corp.(e)	9,055	2,363,989
Intuitive Surgical, Inc.(e)	26,854	14,016,714
IQVIA Holdings, Inc.(e)	10,611	2,085,168
Johnson & Johnson	118,579	17,148,895
LivaNova PLC(e)	77,226	3,576,336
LTC Properties, Inc., REIT	63,514	2,194,409
McKesson Corp.	4,648	2,648,942
Medical Properties Trust, Inc., REIT	145,186	573,485
Medtronic PLC	94,440	7,543,867
Merck & Co., Inc.	167,280	16,641,014
Shares or Principal Amount		Value

Molina Healthcare, Inc.(e)	6,616	$ 1,925,587
National Health Investors, Inc., REIT	4,442	307,831
Omega Healthcare Investors, Inc., REIT	71,075	2,690,189
Perrigo Co. PLC	15,882	408,326
Pfizer, Inc.	247,521	6,566,732
Regeneron Pharmaceuticals, Inc.(e)	9,597	6,836,231
ResMed, Inc.	15,396	3,520,911
Roche Holding AG, ADR	473,263	16,507,413
Sabra Health Care REIT, Inc.	200,380	3,470,582
Sanofi SA, ADR	314,180	15,152,901
Stryker Corp.	21,256	7,653,223
Tempus AI, Inc.(e)	28,527	963,072
Thermo Fisher Scientific, Inc.	21,972	11,430,494
UnitedHealth Group, Inc.	65,652	33,210,721
Universal Health Realty Income Trust, REIT	8,183	304,489
Ventas, Inc., REIT	111,734	6,580,015
Veradigm, Inc.(e)	90,363	881,039
Welltower, Inc., REIT	38,266	4,822,664
Zoetis, Inc.	28,108	4,579,636
		347,284,871
Total Common Stocks		453,910,326
SHORT-TERM INVESTMENT—2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(h)	10,748,711	10,748,711
Total Short-Term Investment		10,748,711
	Interest
MILESTONE INTEREST 0.2%
Amolyt Milestone Interest(b),(e),(f)	1	$ 1,046,403
Total Milestone Interest		1,046,403
Total Investments 128.0% (Cost $567,868,792)		557,401,395
Liabilities in Excess of Other Assets (28.0%)		(122,006,132)
Net Assets 100.0%		$ $435,395,263

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(c)	Security is in default.
(d)	Variable or Floating Rate security. Rate disclosed is as of December 31, 2024.
(e)	Non-income producing security.
(f)	Restricted security.
(g)	Affiliated issuers in which the Fund holds 5% or more of the voting securities .
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of December 31, 2024.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2024
abrdn World Healthcare Fund

As of December 31, 2024, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
01/16/2025	Standard Chartered Bank	USD	2,926,931	AUD	4,572,304	$2,830,070	$96,861
United States Dollar/British Pound
01/16/2025	Standard Chartered Bank	USD	17,744,000	GBP	13,905,940	17,406,885	337,115
United States Dollar/Danish Krone
01/16/2025	Royal Bank of Canada	USD	17,143,201	DKK	121,150,489	16,839,421	303,780
United States Dollar/Euro
01/16/2025	Standard Chartered Bank	USD	17,906,787	EUR	16,981,398	17,599,309	307,478
United States Dollar/Israeli Shekel
01/16/2025	Morgan Stanley & Co.	USD	1,248,369	ILS	4,457,647	1,226,483	21,886
United States Dollar/Japanese Yen
01/16/2025	Royal Bank of Canada	USD	3,466,255	JPY	523,322,125	3,329,519	136,736
United States Dollar/Swiss Franc
01/16/2025	Royal Bank of Canada	USD	12,762,542	CHF	11,180,370	12,333,168	429,374
						$71,564,855	$1,633,230

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
4

Notes to Portfolio of Investments  (concluded)
December 31, 2024 (unaudited)

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
5